Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Aggressive Portfolio	5/1/2020
Variable Portfolio - Conservative Portfolio	5/1/2020
Variable Portfolio - Moderately Aggressive Portfolio	5/1/2020
Variable Portfolio - Moderately Conservative Portfolio	5/1/2020
Variable Portfolio - Moderate Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.

VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Aggressive Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.

VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Conservative Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.

VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderately Aggressive Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.

VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderately Conservative Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.

VARIABLE PORTFOLIO-MODERATE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Moderate Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.